united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

Item 1. Reports to Stockholders.

Arrow Reverse Cap 500 ETF

YPS

Semi-Annual Report
January 31, 2022

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Arrow Reverse Cap 500 ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2022

The Fund’s performance figures* for the periods ended January 31, 2022, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	January 31, 2022
Arrow Reverse Cap 500 ETF - NAV	2.64%	26.44%	16.07%	12.77%
Arrow Reverse Cap 500 ETF - Market Price	2.64%	26.41%	16.06%	12.76%
Reverse Cap Weighted U.S. Large Cap Index	2.74%	26.58%	16.23%	12.94%
S&P 500 Index	3.44%	23.29%	20.71%	16.20%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of maket on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses are 0.29% per the December 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 31, 2017.

The Reverse Cap Weighted U.S. Large Cap Index is a rule-based, reverse capitalization weighted index comprised of constituents of the S&P 500® Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITs”). Investors cannot invest directly in an index.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

The Fund’s Holdings by Sector as of January 31, 2022 are as follows:

Sector	% of Net Assets
Common Stocks:
Consumer Discretionary	14.8%
Industrials	12.6%
Technology	12.4%
Financials	12.1%
Health Care	10.0%
Communications	8.5%
Utilities	6.7%
Materials	6.2%
Real Estate	6.2%
Consumer Staples	6.0%
Energy	4.9%
Liabilities In Excess Of Other Assets	(0.4)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s Holdings.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4%
	ADVERTISING & MARKETING - 0.7%
2,308	Interpublic Group of Companies, Inc.	$82,026
1,165	Omnicom Group, Inc.	87,795
		169,821
	AEROSPACE & DEFENSE - 2.2%
44	Boeing Company(a)	8,811
105	General Dynamics Corporation	22,271
3,003	Howmet Aerospace, Inc.	93,363
902	Huntington Ingalls Industries, Inc.	168,853
134	L3Harris Technologies, Inc.	28,045
38	Lockheed Martin Corporation	14,787
58	Northrop Grumman Corporation	21,454
110	Raytheon Technologies Corporation	9,921
142	Teledyne Technologies, Inc.(a)	59,843
983	Textron, Inc.	66,903
61	TransDigm Group, Inc.(a)	37,588
		531,839
	APPAREL & TEXTILE PRODUCTS - 3.7%
33	NIKE, Inc., Class B	4,886
1,693	PVH Corporation	160,852
1,694	Ralph Lauren Corporation	187,763
2,461	Tapestry, Inc.	93,395
11,878	Under Armour, Inc., Class A(a)	223,663
12,276	Under Armour, Inc., Class C(a)	196,293
552	VF Corporation	35,996
		902,848
	ASSET MANAGEMENT - 1.3%
124	Ameriprise Financial, Inc.	37,734
9	BlackRock, Inc.	7,406
106	Charles Schwab Corporation (The)	9,296
2,147	Franklin Resources, Inc.	68,640
5,052	Invesco Ltd.	114,479
637	Raymond James Financial, Inc.	67,439
144	T Rowe Price Group, Inc.	22,238
		327,232

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	AUTOMOTIVE - 0.6%
160	Aptiv plc(a)	$21,853
2,426	BorgWarner, Inc.	106,380
697	Ford Motor Company	14,149
216	General Motors Company(a)	11,390
2	Tesla, Inc.(a)	1,873
		155,645
	BANKING - 4.0%
90	Bank of America Corporation	4,153
116	Citigroup, Inc.	7,554
1,308	Citizens Financial Group, Inc.	67,323
1,334	Comerica, Inc.	123,768
958	Fifth Third Bancorp	42,756
161	First Republic Bank	27,948
3,713	Huntington Bancshares, Inc.	55,918
16	JPMorgan Chase & Company	2,378
2,542	KeyCorporation	63,703
420	M&T Bank Corporation	71,140
9,406	People’s United Financial, Inc.	182,287
70	PNC Financial Services Group, Inc. (The)	14,419
2,653	Regions Financial Corporation	60,860
222	Signature Bank	67,628
43	SVB Financial Group(a)	25,108
269	Truist Financial Corporation	16,899
269	US Bancorp	15,653
125	Wells Fargo & Company	6,725
2,003	Zions Bancorp	135,842
		992,062
	BEVERAGES - 1.0%
793	Brown-Forman Corporation, Class B	53,472
86	Coca-Cola Company (The)	5,247
135	Constellation Brands, Inc., Class A	32,096
2,732	Molson Coors Beverage Company, Class B	130,206
291	Monster Beverage Corporation(a)	25,236

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	BEVERAGES - 1.0% (Continued)
32	PepsiCo, Inc.	$5,553
		251,810
	BIOTECH & PHARMA - 2.2%
55	AbbVie, Inc.	7,529
40	Amgen, Inc.	9,086
158	Biogen, Inc.(a)	35,708
113	Bristol-Myers Squibb Company	7,333
22	Eli Lilly & Company	5,399
189	Gilead Sciences, Inc.	12,981
1,318	Incyte Corporation(a)	97,966
11	Johnson & Johnson	1,895
77	Merck & Company, Inc.	6,274
46	Moderna, Inc.(a)	7,789
5,955	Organon & Company	190,023
91	Pfizer, Inc.	4,795
23	Regeneron Pharmaceuticals, Inc.(a)	13,998
117	Vertex Pharmaceuticals, Inc.(a)	28,437
6,385	Viatris, Inc.	95,583
56	Zoetis, Inc.	11,188
		535,984
	CABLE & SATELLITE - 0.6%
15	Charter Communications, Inc., Class A(a)	8,900
75	Comcast Corporation, Class A	3,749
4,149	DISH Network Corporation, Class A(a)	130,279
		142,928
	CHEMICALS - 3.3%
70	Air Products and Chemicals, Inc.	19,748
152	Albemarle Corporation	33,552
333	Avery Dennison Corporation	68,405
436	Celanese Corporation	67,890
1,552	CF Industries Holdings, Inc.	106,886
737	Corteva, Inc.	35,435
562	Dow, Inc.	33,568
374	DuPont de Nemours, Inc.	28,648

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	CHEMICALS - 3.3% (Continued)
665	Eastman Chemical Company	$79,088
87	Ecolab, Inc.	16,482
841	FMC Corporation	92,821
205	International Flavors & Fragrances, Inc.	27,044
22	Linde PLC	7,011
476	LyondellBasell Industries N.V., Class A	46,043
2,490	Mosaic Company (The)	99,476
203	PPG Industries, Inc.	31,709
39	Sherwin-Williams Company (The)	11,174
		804,980
	COMMERCIAL SUPPORT SERVICES - 1.0%
58	Cintas Corporation	22,709
216	Republic Services, Inc.	27,575
925	Robert Half International, Inc.	104,765
2,492	Rollins, Inc.	76,878
122	Waste Management, Inc.	18,354
		250,281
	CONSTRUCTION MATERIALS - 0.3%
104	Martin Marietta Materials, Inc.	40,468
221	Vulcan Materials Company	42,059
		82,527
	CONTAINERS & PACKAGING - 2.3%
6,054	Amcor PLC	72,709
440	Ball Corporation	42,724
1,533	International Paper Company	73,967
801	Packaging Corporation of America	120,655
1,989	Sealed Air Corporation	135,093
2,459	Westrock Company	113,507
		558,655
	DATA CENTER REIT - 0.1%
151	Digital Realty Trust, Inc.	22,534
17	Equinix, Inc.	12,323
		34,857

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.9%
56	3M Company	$9,297
295	Dover Corporation	50,123
105	Eaton Corp PLC	16,635
244	Emerson Electric Company	22,436
92	General Electric Company	8,692
34	Honeywell International, Inc.	6,952
66	Illinois Tool Works, Inc.	15,439
1,337	Pentair plc	85,168
		214,742
	E-COMMERCE DISCRETIONARY - 0.2%
443	eBay, Inc.	26,611
188	Etsy, Inc.(a)	29,531
		56,142
	ELECTRIC UTILITIES - 5.6%
3,133	AES Corporation (The)	69,490
1,439	Alliant Energy Corporation	86,139
591	Ameren Corporation	52,445
350	American Electric Power Company, Inc.	31,640
2,565	CenterPoint Energy, Inc.	72,743
1,104	CMS Energy Corporation	71,076
514	Consolidated Edison, Inc.	44,435
238	Dominion Energy, Inc.	19,197
477	DTE Energy Company	57,445
138	Duke Energy Corporation	14,498
732	Edison International	45,962
539	Entergy Corporation	60,244
1,216	Evergy, Inc.	78,991
471	Eversource Energy	42,150
471	Exelon Corporation	27,294
1,383	FirstEnergy Corporation	58,031
80	NextEra Energy, Inc.	6,250
3,369	NRG Energy, Inc.	134,524
2,518	Pinnacle West Capital Corporation	175,278
2,015	PPL Corporation	59,805

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	ELECTRIC UTILITIES - 5.6% (Continued)
564	Public Service Enterprise Group, Inc.	$37,523
239	Sempra Energy	33,020
250	Southern Company (The)	17,373
449	WEC Energy Group, Inc.	43,571
518	Xcel Energy, Inc.	36,084
		1,375,208
	ELECTRICAL EQUIPMENT - 2.4%
1,343	A O Smith Corporation	102,631
812	Allegion plc	99,657
280	AMETEK, Inc.	38,296
291	Amphenol Corporation, Class A	23,161
413	Carrier Global Corporation	19,692
577	Fortive Corporation	40,702
163	Generac Holdings, Inc.(a)	46,028
291	Johnson Controls International plc	21,147
165	Keysight Technologies, Inc.(a)	27,855
398	Otis Worldwide Corporation	34,001
86	Rockwell Automation, Inc.	24,873
48	Roper Technologies, Inc.	20,984
156	TE Connectivity Ltd.	22,310
124	Trane Technologies plc	21,464
670	Trimble, Inc.(a)	48,347
		591,148
	ENGINEERING & CONSTRUCTION - 0.5%
478	Jacobs Engineering Group, Inc.	62,226
671	Quanta Services, Inc.	68,925
		131,151
	ENTERTAINMENT CONTENT - 4.2%
464	Activision Blizzard, Inc.	36,661
13,451	Discovery, Inc. - Series A(a)	375,417
7,514	Discovery, Inc. - Series C(a)	205,508
279	Electronic Arts, Inc.	37,012
2,874	Fox Corporation, Class A	116,713
4,271	Fox Corporation - Class B, CLASS B	158,796

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	ENTERTAINMENT CONTENT - 4.2% (Continued)
381	Take-Two Interactive Software, Inc.(a)	$62,233
2,110	ViacomCBS, Inc., Class B	70,580
19	Walt Disney Company (The)(a)	2,716
		1,065,636
	FOOD - 3.3%
2,221	Campbell Soup Company	97,991
2,525	Conagra Brands, Inc.	87,769
494	General Mills, Inc.	33,928
254	Hershey Company (The)	50,056
1,087	Hormel Foods Corporation	51,600
652	J M Smucker Company (The)	91,658
935	Kellogg Company	58,905
878	Kraft Heinz Company (The)	31,432
2,619	Lamb Weston Holdings, Inc.	168,165
596	McCormick & Company, Inc.	59,785
205	Mondelez International, Inc., Class A	13,741
593	Tyson Foods, Inc., Class A	53,898
		798,928
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
64	Sylvamo Corporation(a)	1,907

	GAS & WATER UTILITIES - 1.1%
220	American Water Works Company, Inc.	35,376
1,027	Atmos Energy Corporation	110,115
4,682	NiSource, Inc.	136,621
		282,112
	HEALTH CARE FACILITIES & SERVICES - 3.6%
396	AmerisourceBergen Corporation	53,935
30	Anthem, Inc.	13,230
1,881	Cardinal Health, Inc.	97,003
488	Catalent, Inc.(a)	50,718
348	Centene Corporation(a)	27,060
193	Charles River Laboratories International, Inc.(a)	63,644
72	Cigna Corporation	16,593

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.6% (Continued)
115	CVS Health Corporation	$12,249
1,093	DaVita, Inc.(a)	118,448
71	HCA Healthcare, Inc.	17,044
1,568	Henry Schein, Inc.(a)	118,070
50	Humana, Inc.	19,625
85	IQVIA Holdings, Inc.(a)	20,817
156	Laboratory Corp of America Holdings(a)	42,332
148	McKesson Corporation	37,995
385	Quest Diagnostics, Inc.	51,983
6	UnitedHealth Group, Inc.	2,835
1,034	Universal Health Services, Inc., Class B	134,482
		898,063
	HEALTH CARE REIT - 0.7%
2,023	Healthpeak Properties, Inc.	71,554
1,332	Ventas, Inc.	70,623
415	Welltower, Inc.	35,951
		178,128
	HOME & OFFICE PRODUCTS - 0.9%
5,898	Newell Brands, Inc.	136,892
372	Whirlpool Corporation	78,191
		215,083
	HOME CONSTRUCTION - 1.7%
290	DR Horton, Inc.	25,874
826	Fortune Brands Home & Security, Inc.	77,784
334	Lennar Corporation, Class A	32,101
1,087	Masco Corporation	68,840
579	Mohawk Industries, Inc.(a)	91,406
9	NVR, Inc.(a)	47,945
1,559	PulteGroup, Inc.	82,144
		426,094
	HOTEL REITS - 0.4%
6,054	Host Hotels & Resorts, Inc.(a)	104,976

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	HOUSEHOLD PRODUCTS - 0.7%
561	Church & Dwight Company, Inc.	$57,587
357	Clorox Company (The)	59,926
228	Colgate-Palmolive Company	18,799
42	Estee Lauder Companies, Inc. (The), Class A	13,095
173	Kimberly-Clark Corporation	23,813
22	Procter & Gamble Company (The)	3,530
		176,750
	INDUSTRIAL REIT - 0.3%
865	Duke Realty Corporation	49,980
79	Prologis, Inc.	12,389
		62,369
	INDUSTRIAL SUPPORT SERVICES - 0.5%
527	Fastenal Company	29,870
131	United Rentals, Inc.(a)	41,936
93	WW Grainger, Inc.	46,045
		117,851
	INFRASTRUCTURE REIT - 0.2%
29	American Tower Corporation, A	7,294
69	Crown Castle International Corporation	12,593
78	SBA Communications Corporation	25,384
		45,271
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
498	Bank of New York Mellon Corporation (The)	29,511
683	Cboe Global Markets, Inc.	80,955
65	CME Group, Inc.	14,918
20	Goldman Sachs Group, Inc. (The)	7,094
139	Intercontinental Exchange, Inc.	17,606
72	Morgan Stanley	7,383
175	Nasdaq, Inc.	31,362
403	Northern Trust Corporation	47,006
396	State Street Corporation	37,422
		273,257
	INSURANCE - 5.3%
593	Aflac, Inc.	37,252

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	INSURANCE - 5.3% (Continued)
373	Allstate Corporation (The)	$45,010
447	American International Group, Inc.	25,814
60	Aon PLC, CLASS A	16,586
209	Arthur J Gallagher & Company	33,009
912	Assurant, Inc.	139,090
7	Berkshire Hathaway, Inc., Class B(a)	2,191
978	Brown & Brown, Inc.	64,822
83	Chubb Ltd.	16,374
573	Cincinnati Financial Corporation	67,517
431	Everest Re Group Ltd.	122,145
1,466	Globe Life, Inc.	149,973
784	Hartford Financial Services Group, Inc. (The)	56,346
1,452	Lincoln National Corporation	101,611
1,510	Loews Corporation	90,087
88	Marsh & McLennan Companies, Inc.	13,520
419	MetLife, Inc.	28,098
911	Principal Financial Group, Inc.	66,558
217	Progressive Corporation (The)	23,579
267	Prudential Financial, Inc.	29,789
213	Travelers Companies, Inc. (The)	35,396
1,079	W R Berkley Corporation	91,176
171	Willis Towers Watson plc	40,007
		1,295,950
	INTERNET MEDIA & SERVICES - 0.7%
4	Booking Holdings, Inc.(a)	9,825
305	Expedia Group, Inc.(a)	55,902
259	Match Group, Inc.(a)	29,189
3	Meta Platforms, Inc., Class A(a)	940
7	Netflix, Inc.(a)	2,990
752	Twitter, Inc.(a)	28,208
188	VeriSign, Inc.(a)	40,830
		167,884
	LEISURE FACILITIES & SERVICES - 4.1%
735	Caesars Entertainment, Inc.(a)	55,963

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	LEISURE FACILITIES & SERVICES - 4.1% (Continued)
3,405	Carnival Corporation(a)	$67,453
16	Chipotle Mexican Grill, Inc.(a)	23,769
403	Darden Restaurants, Inc.	56,368
118	Domino’s Pizza, Inc.	53,649
210	Hilton Worldwide Holdings, Inc.(a)	30,473
1,149	Las Vegas Sands Corporation(a)	50,326
447	Live Nation Entertainment, Inc.(a)	48,951
148	Marriott International, Inc., Class A(a)	23,846
26	McDonald’s Corporation	6,746
1,552	MGM Resorts International	66,301
7,227	Norwegian Cruise Line Holdings Ltd.(a)	150,539
3,048	Penn National Gaming, Inc.(a)	139,019
846	Royal Caribbean Cruises Ltd.(a)	65,827
72	Starbucks Corporation	7,079
1,402	Wynn Resorts Ltd.(a)	119,801
230	Yum! Brands, Inc.	28,789
		994,899
	LEISURE PRODUCTS - 0.3%
884	Hasbro, Inc.	81,752

	MACHINERY - 1.4%
47	Caterpillar, Inc.	9,473
29	Deere & Company	10,916
293	IDEX Corporation	63,124
861	Ingersoll Rand, Inc.	48,397
95	Parker-Hannifin Corporation	29,451
492	Snap-on, Inc.	102,458
201	Stanley Black & Decker, Inc.	35,105
461	Xylem, Inc.	48,414
		347,338
	MEDICAL EQUIPMENT & DEVICES - 4.2%
45	Abbott Laboratories	5,736
293	ABIOMED, Inc.(a)	86,690
169	Agilent Technologies, Inc.	23,545

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.2% (Continued)
31	Align Technology, Inc.(a)	$15,344
342	Baxter International, Inc.	29,220
60	Becton Dickinson and Company	15,248
90	Bio-Rad Laboratories, Inc., Class A(a)	53,976
146	Bio-Techne Corporation	54,956
508	Boston Scientific Corporation(a)	21,793
159	Cooper Companies, Inc.	63,330
17	Danaher Corporation	4,858
2,013	Dentsply Sirona, Inc.	107,535
40	DexCom, Inc.(a)	17,219
124	Edwards Lifesciences Corporation(a)	13,541
878	Hologic, Inc.(a)	61,671
40	IDEXX Laboratories, Inc.(a)	20,292
57	Illumina, Inc.(a)	19,883
23	Intuitive Surgical, Inc.(a)	6,536
52	Medtronic PLC	5,381
20	Mettler-Toledo International, Inc.(a)	29,454
279	PerkinElmer, Inc.	48,035
125	ResMed, Inc.	28,575
243	STERIS plc	54,529
45	Stryker Corporation	11,162
257	Teleflex, Inc.	79,719
9	Thermo Fisher Scientific, Inc.	5,232
177	Waters Corporation(a)	56,661
90	West Pharmaceutical Services, Inc.	35,390
386	Zimmer Biomet Holdings, Inc.	47,486
		1,022,997
	METALS & MINING - 0.2%
589	Freeport-McMoRan, Inc.	21,923
492	Newmont Corporation	30,095
		52,018
	MULTI ASSET CLASS REIT - 0.5%
3,682	Vornado Realty Trust	150,999

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	OFFICE REIT - 0.4%
178	Alexandria Real Estate Equities, Inc.	$34,682
618	Boston Properties, Inc.	69,265
51	Orion Office REIT, Inc.(a)	849
		104,796
	OIL & GAS PRODUCERS - 3.8%
4,834	APA Corporation	160,538
60	Chevron Corporation	7,880
176	ConocoPhillips	15,597
3,509	Coterra Energy, Inc.	76,847
982	Devon Energy Corporation	49,660
558	Diamondback Energy, Inc.	70,397
271	EOG Resources, Inc.	30,211
79	Exxon Mobil Corporation	6,001
645	Hess Corporation	59,527
2,196	Kinder Morgan, Inc.	38,123
6,090	Marathon Oil Corporation	118,572
522	Marathon Petroleum Corporation	37,454
1,412	Occidental Petroleum Corporation	53,190
728	ONEOK, Inc.	44,175
541	Phillips 66	45,871
152	Pioneer Natural Resources Company	33,271
602	Valero Energy Corporation	49,948
1,515	Williams Companies, Inc. (The)	45,359
		942,621
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
2,094	Baker Hughes Company	57,459
2,437	Halliburton Company	74,914
918	Schlumberger N.V.	35,866
		168,239
	PUBLISHING & BROADCASTING - 1.8%
6,644	News Corporation, CLASS A - NON-VOTING	147,763
13,294	News Corporation, Class B	295,658
		443,421

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	REAL ESTATE SERVICES - 0.1%
353	CBRE Group, Inc., Class A(a)	$35,773

	RENEWABLE ENERGY - 0.4%
199	Enphase Energy, INC.(a)	27,954
249	SolarEdge Technologies, Inc.(a)	59,316
		87,270
	RESIDENTIAL REIT - 1.1%
153	AvalonBay Communities, Inc.	37,367
438	Equity Residential	38,864
160	Essex Property Trust, Inc.	53,200
231	Mid-America Apartment Communities, Inc.	47,743
1,185	UDR, Inc.	67,355
		244,529
	RETAIL - CONSUMER STAPLES - 0.6%
11	Costco Wholesale Corporation	5,556
99	Dollar General Corporation	20,640
276	Dollar Tree, Inc.(a)	36,217
785	Kroger Company (The)	34,218
39	Target Corporation	8,597
606	Walgreens Boots Alliance, Inc.	30,155
35	Walmart, Inc.	4,893
		140,276
	RETAIL - DISCRETIONARY - 2.8%
345	Advance Auto Parts, Inc.	79,871
15	AutoZone, Inc.(a)	29,795
804	Bath & Body Works, Inc.	45,080
472	Best Buy Company, Inc.	46,860
343	CarMax, Inc.(a)	38,131
11,516	Gap, Inc. (The)	208,095
482	Genuine Parts Company	64,217
8	Home Depot, Inc. (The)	2,936
26	Lowe’s Companies, Inc.	6,171
40	O’Reilly Automotive, Inc.(a)	26,070
244	Ross Stores, Inc.	23,851

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	RETAIL - DISCRETIONARY - 2.8% (Continued)
188	TJX Companies, Inc. (The)	$13,530
201	Tractor Supply Company	43,880
144	Ulta Beauty, Inc.(a)	52,379
		680,866
	RETAIL REIT - 1.5%
942	Federal Realty Investment Trust	120,096
3,837	Kimco Realty Corporation	93,086
486	Realty Income Corporation	33,733
1,357	Regency Centers Corporation	97,365
162	Simon Property Group, Inc.	23,846
		368,126
	SELF-STORAGE REIT - 0.3%
211	Extra Space Storage, Inc.	41,818
59	Public Storage	21,153
		62,971
	SEMICONDUCTORS - 1.9%
54	Advanced Micro Devices, Inc.(a)	6,170
78	Analog Devices, Inc.	12,790
69	Applied Materials, Inc.	9,534
10	Broadcom, Inc.	5,859
92	Intel Corporation	4,491
837	IPG Photonics Corporation(a)	129,290
48	KLA Corporation	18,685
18	Lam Research Corporation	10,619
293	Microchip Technology, Inc.	22,702
150	Micron Technology, Inc.	12,341
105	Monolithic Power Systems, Inc.	42,308
8	NVIDIA Corporation	1,959
94	NXP Semiconductors N.V.	19,311
446	Qorvo, Inc.(a)	61,226
31	QUALCOMM, Inc.	5,449
285	Skyworks Solutions, Inc.	41,758
299	Teradyne, Inc.	35,112
35	Texas Instruments, Inc.	6,282

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	SEMICONDUCTORS - 1.9% (Continued)
106	Xilinx, Inc.	$20,516
		466,402
	SOFTWARE - 3.1%
5	Adobe, Inc.(a)	2,672
602	Akamai Technologies, Inc.(a)	68,959
94	ANSYS, Inc.(a)	31,961
62	Autodesk, Inc.(a)	15,487
133	Cadence Design Systems, Inc.(a)	20,235
763	Ceridian HCM Holding, Inc.(a)	57,851
757	Cerner Corporation	69,038
1,507	Citrix Systems, Inc.	153,623
68	Fortinet, Inc.(a)	20,212
13	Intuit, Inc.	7,218
3	Microsoft Corporation	933
3,621	NortonLifeLock, Inc.	94,181
43	Oracle Corporation	3,490
122	Paycom Software, Inc.(a)	40,907
729	PTC, Inc.(a)	84,753
17	salesforce.com, Inc.(a)	3,955
14	ServiceNow, Inc.(a)	8,201
65	Synopsys, Inc.(a)	20,183
117	Tyler Technologies, Inc.(a)	55,435
		759,294
	SPECIALTY FINANCE - 0.4%
69	American Express Company	12,408
107	Capital One Financial Corporation	15,700
312	Discover Financial Services	36,114
903	Synchrony Financial	38,458
		102,680
	SPECIALTY REITS - 0.3%
1,834	Iron Mountain, Inc.	84,217

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	STEEL - 0.1%
337	Nucor Corporation	$34,172

	TECHNOLOGY HARDWARE - 2.6%
7	Apple, Inc.	1,223
237	Arista Networks, Inc.(a)	29,461
78	Cisco Systems, Inc.	4,342
954	Corning, Inc.	40,106
393	F5, Inc.(a)	81,596
351	Garmin Ltd.	43,671
4,122	Hewlett Packard Enterprise Company	67,312
816	HP, Inc.	29,972
3,313	Juniper Networks, Inc.	115,360
111	Motorola Solutions, Inc.	25,745
700	NetApp, Inc.	60,557
519	Seagate Technology Holdings plc	55,611
1,195	Western Digital Corporation(a)	61,829
62	Zebra Technologies Corporation, Class A(a)	31,565
		648,350
	TECHNOLOGY SERVICES - 4.8%
16	Accenture PLC, Class A	5,657
53	Automatic Data Processing, Inc.	10,927
339	Broadridge Financial Solutions, Inc.	53,976
241	CDW Corporation/DE	45,561
370	Cognizant Technology Solutions Corporation, Class A	31,605
5,200	DXC Technology Company(a)	156,417
45	EPAM Systems, Inc.(a)	21,426
123	Equifax, Inc.	29,490
152	FactSet Research Systems, Inc.	64,127
188	Fidelity National Information Services, Inc.	22,545
146	Fiserv, Inc.(a)	15,432
310	FleetCor Technologies, Inc.(a)	73,861
140	Gartner, Inc.(a)	41,145
272	Global Payments, Inc.	40,767
175	IHS Markit Ltd.	20,438

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	TECHNOLOGY SERVICES - 4.8% (Continued)
69	International Business Machines Corporation	$9,216
672	Jack Henry & Associates, Inc.	112,769
11	Kyndryl Holdings, Inc.(a)	186
1,148	Leidos Holdings, Inc.	102,689
219	MarketAxess Holdings, Inc.	75,441
11	Mastercard, Inc., Class A	4,250
47	Moody’s Corporation	16,121
34	MSCI, Inc.	18,228
8,120	Nielsen Holdings plc	153,144
225	Paychex, Inc.	26,496
13	PayPal Holdings, Inc.(a)	2,235
23	S&P Global, Inc.	9,550
149	Verisk Analytics, Inc.	29,223
14	Visa, Inc., Class A	3,166
		1,196,088
	TELECOMMUNICATIONS - 0.5%
208	AT&T, Inc.	5,304
7,894	Lumen Technologies, Inc.	97,569
76	T-Mobile US, Inc.(a)	8,221
94	Verizon Communications, Inc.	5,004
		116,098
	TIMBER REIT - 0.2%
1,026	Weyerhaeuser Company	41,481

	TOBACCO & CANNABIS - 0.1%
329	Altria Group, Inc.	16,740
72	Philip Morris International, Inc.	7,405
		24,145
	TRANSPORTATION & LOGISTICS - 3.1%
3,720	Alaska Air Group, Inc.(a)	203,633
5,919	American Airlines Group, Inc.(a)	97,486
878	CH Robinson Worldwide, Inc.	91,883
480	CSX Corporation	16,426
1,333	Delta Air Lines, Inc.(a)	52,907

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	TRANSPORTATION & LOGISTICS - 3.1% (Continued)
446	Expeditors International of Washington, Inc.	$51,058
65	FedEx Corporation	15,981
302	J.B. Hunt Transport Services, Inc.	58,147
61	Norfolk Southern Corporation	16,591
85	Old Dominion Freight Line, Inc.	25,664
1,196	Southwest Airlines Company(a)	53,533
37	Union Pacific Corporation	9,048
1,981	United Airlines Holdings, Inc.(a)	84,945
41	United Parcel Service, Inc., Class B	8,291
		785,593
	TRANSPORTATION EQUIPMENT - 0.6%
184	Cummins, Inc.	40,642
471	PACCAR, Inc.	43,798
758	Westinghouse Air Brake Technologies Corporation	67,386
		151,826
	WHOLESALE - CONSUMER STAPLES - 0.3%
568	Archer-Daniels-Midland Company	42,600
447	Sysco Corporation	34,933
		77,533
	WHOLESALE - DISCRETIONARY - 0.6%
235	Copart, Inc.(a)	30,374
1,276	LKQ Corporation	70,039
99	Pool Corporation	47,149
		147,562

	TOTAL COMMON STOCKS (Cost $24,956,924)	24,784,451

	TOTAL INVESTMENTS - 100.4% (Cost $24,956,924)	$24,784,451
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(99,093)
	NET ASSETS - 100.0%	$24,685,358

LTD	Limited Company

MSCI	Morgan Stanley Capital International

N.V.	Naamioze Vennootschap

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	- Non-income producing security.

(b)	- Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2022

ASSETS
Investment securities:
At cost	$24,956,924
At value	$24,784,451
Dividends and interest receivable	18,054
TOTAL ASSETS	24,802,505

LIABILITIES
Due to custodian	115,733
Investment advisory fees payable	1,414
TOTAL LIABILITIES	117,147
NET ASSETS	24,685,358

Net Assets Consist Of:
Paid in capital	$25,644,399
Accumulated deficit	(959,041)
NET ASSETS	$24,685,358

Net Asset Value Per Share:
Net Assets	$24,685,358
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,050,000
Net asset value (Net Assets ÷ Shares Outstanding)	$23.51

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2022

INVESTMENT INCOME
Dividends (net of foreign tax withholding of $270)	$185,590
TOTAL INVESTMENT INCOME	185,590

EXPENSES
Investment advisory fees	31,838
TOTAL EXPENSES	31,838
NET INVESTMENT INCOME	153,752

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	562,499
Security transactions	(152,205)
410,294

Net change in unrealized depreciation on investments	(88,140)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	322,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$475,906

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2022		Period Ended	Year Ended
	(Unaudited)		July 31, 2021 *	September 30, 2020
FROM OPERATIONS
Net investment income	$ 153,752		$ 243,671	$ 211,185
Net realized gain (loss) on investments	410,294		4,978,990	(456,757)
Net change in unrealized appreciation (depreciation) on investments	(88,140)		1,232,690	(516,362)
Net increase (decrease) in net assets resulting from operations	475,906		6,455,351	(761,934)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(231,420)		(299,597)	(177,756)
Net decrease in net assets resulting from distributions to shareholders	(231,420)		(299,597)	(177,756)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,848,001		31,969,008	14,509,230
Cost of shares redeemed	(9,388,684)		(29,954,471)	(8,970,335)
Net increase in net assets resulting from shares of beneficial interest	2,459,317		2,014,537	5,538,895
		#
TOTAL INCREASE IN NET ASSETS	2,703,803		8,170,291	4,599,205

NET ASSETS
Beginning of Period	21,981,555		13,811,264	9,212,059
End of Period	$ 24,685,358		$ 21,981,555	$ 13,811,264

SHARE ACTIVITY
Shares Sold	500,000		1,450,000	950,000
Shares Redeemed	(400,000)		(1,400,000)	(600,000)
Net increase in shares of beneficial interest outstanding	100,000		50,000	350,000

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	January 31, 2022		Period Ended		Year Ended	Year Ended		Period Ended
	(Unaudited)		July 31, 2021 *		September 30, 2020	September 30, 2019		September 30, 2018 (1)
Net asset value, beginning of period	$23.14		$15.35		$16.75	$16.86		$15.00
Activity from investment operations:
Net investment income (2)	0.17		0.22		0.32	0.29		0.25
Net realized and unrealized gain (loss) on investments	0.44		7.92		(1.40)	(0.24	) (5)	1.66
Total from investment operations	0.61		8.14		(1.08)	0.05		1.91
Less distributions from:
Net investment income	(0.24)		(0.35)		(0.32)	(0.16)		(0.05)
Total distributions	(0.24)		(0.35)		(0.32)	(0.16)		(0.05)
Net asset value, end of period	$23.51		$23.14		$15.35	$16.75		$16.86
Total return (4)	2.64	% (7)	53.66	% (7)	-6.70%	0.46%		12.78	% (7)
Net assets, at end of period (000s)	$24,685		$21,982		$13,811	$9,212		$5,902
Ratio of net expenses to average net assets	0.29	% (6)	0.29	% (6)	0.29%	0.29%		0.29	% (6)
Ratio of net investment income to average net assets	1.42	% (6)	1.59	% (6)	2.04%	1.80%		1.66	% (6)
Portfolio Turnover Rate (3)	25	% (7)	33	% (7)	42%	24%		36	% (7)

(1)	The Arrow Reverse Cap 500 ETF commencement of operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2022

1.	ORGANIZATION

The Arrow Reverse Cap 500 ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (the “Index”). The Fund commenced operations on October 31, 2017.

The Trust acquired the Reverse Cap Weighted U.S. Large Cap ETF (the “Predecessor Fund”), a series of ETF Series Solutions, in a tax-free reorganization on May 24, 2021 (the “Reorganization”). As a series of the Trust, the Fund is a continuation of the Predecessor fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2022 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$24,784,451	$—	$—	$24,784,451
Total	$24,784,451	$—	$—	$24,784,451

The Fund did not hold any Level 3 securities during the six months ended January 31, 2022.

*	See Schedule of Investments for classification.

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 31, 2019 – September 31, 2021 or expected to be taken in the Fund’s July 31, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $5,632,637 and $5,353,974, respectively.

For the six months ended January 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $11,534,938 and $9,227,387, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor,

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.294% of the Fund’s average daily net assets. Prior to the Reorganization, CS at Investment Advisory, L.P., d/b/a Exponential ETFs, served as investment advisor to the Predecessor Fund.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for the advisory fee, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. Prior to the Reorganization, U.S. Bank and Foreside, served as administrator and distributor, respectively, to the Predecessor Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized

Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*    The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Prior to the Reorganization, the Predecessor Fund had a fiscal year end of September 30. Effective October 1, 2020, the Fund changed its fiscal year end to July 31, 2021.

The tax character of Fund distributions paid for the period ended July 31, 2021 and years ended September 30, 2020 and September 30, 2019 was as follows:

	Period Ended	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2021	September 30, 2020	September 30, 2019
Ordinary Income	$299,597	$177,756	$88,215
Long-Term Capital Gain	—	—	—
Return of Capital	—	—	—
	$299,597	$177,756	$88,215

As of July 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$91,701	$—	$(169,274)	$(956,100)	$—	$(169,854)	$(1,203,527)

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $169,274.

At July 31, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$524,733	$431,367	$956,100	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the period ended July 31, 2021 as follows:

Paid
In	Accumulated
Capital	Losses
$4,914,316	$(4,914,316)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation/Depreciation
$25,042,445	$1,129,817	$(1,387,811)	$(257,994)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arrow Reverse Cap 500 ETF
EXPENSE EXAMPLE (Unaudited)
January 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 through January 31, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/2021	1/31/2022	8/1/21 - 1/31/22	8/1/21 - 1/31/22
Actual	$ 1,000.00	$ 1,026.40	$ 1.48	0.29%
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.74	$ 1.48	0.29%

*	Actual expense information for the Fund is for the period from August 1, 2021 to January 31, 2022. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from August 1, 2021 to January 31, 2022). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2022

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 27, 2021 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Reverse Cap 500 ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser provided to the Fund, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Trustees noted that the portfolio management team is well qualified to manage and implement quantitative (rules based) investment strategies for both internal as well as external models and indexes. The Board reviewed the services the Adviser provided, including the activities of the Adviser’s best execution committee and the caliber of the investment management and related services. They agreed that the Adviser’s portfolio management team has extensive experience in alternative index replication, model implementation and derivative based trade execution within mutual funds and ETFs. They discussed the Adviser’s compliance infrastructure and resources. The Board also considered the Adviser’s management of service provider relationships and oversight of sub-advisers, as applicable.

The Board found that the Adviser had conducted ongoing analysis of unique investment strategies in an effort to provide positive returns to shareholders. Further, the Board considered the experience and knowledge of the management team. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund was satisfactory.

Performance. The Board noted that the Adviser began managing the Fund in May 2021 and, therefore, believed that it is too soon for a meaningful evaluation of the Adviser’s performance. The Board agreed to continue to monitor Fund performance.

Advisory Fee. The Board reviewed the Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s peer group and Morningstar category averages. The Board considered that the Adviser does not receive additional benefits from soft dollar arrangements. The Board noted that the Adviser’s fees appeared reasonable based on the Fund’s particular investment strategy, the relative complexity of

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2022

the strategy and the resources needed to implement that strategy. The Board noted that the proposed advisory fee to be charged by the Adviser, and the Fund expense ratio were both 0.294%. The Board considered that the advisory fee was a “unitary fee” meaning that the Adviser would pay all ordinary operating expenses of the Fund, excluding certain expenses specifically noted in the advisory agreement. The Board noted that the Fund’s management fee and expense ratio were both below the peer group average and the Morningstar category average. The Trustees concluded that the proposed fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted the Fund had not yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund asset levels grow.

Profitability. The Board also reviewed the profitability of the Adviser with respect to the Fund. The Board noted that the Adviser began managing the Fund in May 2021 and, therefore, believed that it is too soon for a meaningful evaluation of the Adviser’s profitability.

Fallout Benefits. Because of its relationship with the Fund, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of the Fund.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

YPS-SAR22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 4/08/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato , Principal Executive Officer/President

Date 4/08/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/08/22